Recent and Pending Acquisitions - Summit (Details) (USD $)	12 Months Ended					0 Months Ended		0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Summit Financial Services Group	Dec. 31, 2012 Summit Financial Services Group	Jun. 11, 2014 Subsequent Event Summit Financial Services Group	Jun. 11, 2014 Subsequent Event Summit Financial Services Group	Jun. 11, 2014 Subsequent Event Summit Financial Services Group Common Class A	Jun. 11, 2014 Subsequent Event Summit Financial Services Group Common Class A	Jun. 11, 2014 Subsequent Event Summit Financial Services Group Common Stock
Business Acquisition [Line Items]
Right to receive merger consideration rights									$ 1.588
Pro rata share of tax refunds						2,500,000
Acquisition share price (in dollars per share)										$ 0.06
Business acquisition, equity interest issued, number of shares								498,884
Excluding cash distributed in shareholders						38,600,000
Cash paid by the Company						46,727,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash							13,353,000
Receivables							3,147,000
Property and equipment							362,000
Prepaid expenses							1,531,000
Notes receivable							1,585,000
Other assets							3,000
Accounts payable							(7,465,000)
Accrued expenses							(3,099,000)
Total fair value excluding goodwill and intangible assets							9,417,000
Goodwill	79,986,000	[1]	0				28,997,000
Intangible assets							31,240,000
Deferred tax liability							(12,496,000)
Total consideration							57,158,000
Business Combination, Consideration Transferred [Abstract]
Cash paid by the Company						46,727,000
Stock issued by the Company						10,431,000
Total adjusted purchase price						57,158,000
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	2,682,500,000		1,834,300,000	82,800,000	71,700,000
Income (loss) before taxes				$ 700,000	$ (200,000)

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.